Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 463	$ 715
Restricted cash and cash equivalents	12,837	0
Accounts receivable	4,184	3,847
Inventories	438	535
Current portion of contract assets	111	115
Other current assets	561	497
Current portion of derivative instruments	689	120
Total current assets	19,283	5,829
Property, plant and equipment	15,574	14,666
Intangible assets	12,251	12,281
Investments	2,088	2,493
Derivative instruments	861	1,431
Financing receivables	886	854
Other long-term assets	681	385
Goodwill	4,031	4,024
Total assets	55,655	41,963
Current liabilities:
Short-term borrowings	2,985	2,200
Accounts payable and accrued liabilities	3,722	3,416
Income tax payable	0	115
Other current liabilities	252	607
Contract liabilities	400	394
Current portion of long-term debt	1,828	1,551
Current portion of lease liabilities	362	336
Total current liabilities	9,549	8,619
Provisions	53	50
Long-term debt	29,905	17,137
Lease liabilities	1,666	1,621
Other long-term liabilities	738	565
Deferred tax liabilities	3,652	3,439
Total liabilities	45,563	31,431
Shareholders' equity	10,092	10,532
Total liabilities and shareholders' equity	$ 55,655	$ 41,963